Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Federal depository insurance amount (in Dollars)	$ 250,000	$ 250,000
stock subject to possible redemption (in Shares)	23,718,818	25,377,874
Purchase shares of common stock (in Shares)	15,333,333	15,333,333
Trust Account (in Dollars)	$ 4,432	$ 0
Warrant issued (in Shares)		15,333,333
Offering cost total	16,979,438	$ 16,979,438
Underwriting fees	6,000,000	6,000,000
Deferred underwriting fees	10,500,000	10,500,000
Other offering costs	$ 479,438	479,438
Offering cost associated with warrants		980,895
Charged to stockholder's equity		$ 15,998,543
Warrant liabilities, description	The Company accounts for its 15,333,333 common stock warrants issued in connection with its IPO (10,000,000) and Private Placement (5,333,333) as derivative warrant liabilities in accordance with ASC 815-40.